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                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Analytic/TSA Investors, Inc.
                 -------------------------------
   Address:      700 South Flower Street
                 -------------------------------
                 Suite 2400
                 -------------------------------
                 Los Angeles, CA 90017
                 -------------------------------

Form 13F File Number:    28-801-51089
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Marie Nastasi Arlt,
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Title:    Vice-President
         -------------------------------
Phone:    213-688-3015
         -------------------------------

Signature, Place, and Date of Signing:

/s/ Marie Nastasi Arlt              Los Angeles         __/__/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

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                                                 FORM 13-F
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Page 1 of 6
         Item 1:     Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:    Item 8:
                                                                        Investment Discr             Voting Authority

                                                        FAIR    UANTITY
            NAME OF               TITLE OF   CUSIP      MARKET  UNITS)    SOLE  SHARED OTHER
            ISSUER                 CLASS     NUMBER     VALUE              (A)    (B)   (C)   MANAGERS  SOLE(A) SHARED(B) OTHER(C)
           --------   ------      --------   ------     ------  -------   ------------ -----  --------  ------- --------- --------
Abbott Laboratories                 Common   002824100   1,051   22,098    22,098                          22,098

Analog Devices Inc                  Common   032654105   1,845   22,352    22,352                          22,352

Archer Daniels Midland Co.          Common   039483102   1,118  129,667   129,667                         129,667

American Electric Power Co.         Common   025537101   3,091   78,994    78,994                          78,994

Associates First Capital            Common   046008108     135    3,556     3,556                           3,556

American International Group, Inc   Common   026874107   2,989   31,242    31,242                          31,242

Applied Materials                   Common   038222105     407    6,858     6,858                           6,858

Advanced Micro Devices              Common   007903107     372   15,748    15,748                          15,748

America Online Inc.                 Common   02364J104   1,488   27,686    27,686                          27,686

Anadarko Petroleum Corp             Common   032511107     118    1,778     1,778                           1,778

Automatic Data Products             Common   053015103   1,885   28,194    28,194                          28,194

Avery Dennison Corp.                Common   053611109     542   11,684    11,684                          11,684

Boeing Co.                          Common   097023105   4,257   67,564    67,564                          67,564

Baker-Hughes, Inc.                  Common   057224107     613   16,510    16,510                          16,510

Bank of New York, Inc.              Common   064057102   1,965   35,052    35,052                          35,052


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Page 2 of 6
         Item 1:     Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:    Item 8:
                                                                        Investment Discr             Voting Authority

                                                        FAIR    UANTITY
            NAME OF               TITLE OF   CUSIP      MARKET  UNITS)    SOLE  SHARED OTHER
            ISSUER                 CLASS     NUMBER     VALUE              (A)    (B)   (C)   MANAGERS  SOLE(A) SHARED(B) OTHER(C)
           --------   ------      --------   ------     ------  -------   ------------ -----  --------  ------- --------- --------
Bellsouth Corp.                     Common   079860102   4,233  105,156   105,156                         105,156

Bristol Myers Squibb Co.            Common   110122108   2,220   38,862    38,862                          38,862

Broadcom Corp.                      Common   111320107   1,238    5,080     5,080                           5,080

Citigroup Inc                       Common   172967101                1         1                               1

Conagra Foods, Inc.                 Common   205887102   1,228   61,214    61,214                          61,214

Chevron Corp.                       Common   166751107   2,252   26,416    26,416                          26,416

Conoco Inc.                         Common   208251405     308   11,430    11,430                          11,430

Costco Wholesale Corp.              Common   22160K105     311    8,890     8,890                           8,890

Compaq Computer Corp.               Common   204493100     196    7,112     7,112                           7,112

Cisco Systems, Inc.                 Common   17275R102   5,684  102,870   102,870                         102,870

Convergys Corp.                     Common   212485106     652   16,764    16,764                          16,764

CVS Corp.                           Common   126650100     671   14,478    14,478                          14,478

Disney Walt Co. Com Stk             Common   254687106   1,613   42,164    42,164                          42,164

Consolidated Edison Inc.            Common   209115104     399   11,684    11,684                          11,684

Eastman Kodak Co.                   Common   277461109   1,921   46,990    46,990                          46,990




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Page 3 of 6
         Item 1:     Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:    Item 8:
                                                                        Investment Discr             Voting Authority

                                                        FAIR    UANTITY
            NAME OF               TITLE OF   CUSIP      MARKET  UNITS)    SOLE  SHARED OTHER
            ISSUER                 CLASS     NUMBER     VALUE              (A)    (B)   (C)   MANAGERS  SOLE(A) SHARED(B) OTHER(C)
           --------   ------      --------   ------     ------  -------   ------------ -----  --------  ------- --------- --------
EMC Corp.                           Common   268648102   3,323   33,528    33,528                          33,528

Eastman Chemical Co.                Common   277432100   2,055   55,626    55,626                          55,626

Emerson Electric Co.                Common   291011104     817   12,192    12,192                          12,192

Fleet Boston Financial Corp.        Common   339030108   1,436   36,830    36,830                          36,830

Federal National Mortgage Associa   Common   313586109   4,667   65,278    65,278                          65,278

Sprint Corp. (FON Group)            Common   852061100   1,109   37,846    37,846                          37,846

General Electric Co.                Common   369604103   9,905  171,704   171,704                         171,704

General Mills, Inc.                 Common   370334104   1,984   55,880    55,880                          55,880

Harcourt General Inc.               Common   41163G101   2,967   50,292    50,292                          50,292

Home Depot, Inc.                    Common   437076102   2,776   52,324    52,324                          52,324

Household International             Common   441815107     978   17,272    17,272                          17,272

Hewlett-Packard Co.                 Common   428236103   1,626   16,764    16,764                          16,764

Intel Corp.                         Common   458140100   3,473   83,566    83,566                          83,566

Johnson & Johnson                   Common   478160104   4,009   42,672    42,672                          42,672

Kimberly Clark Corp.                Common   494368103   3,161   56,642    56,642                          56,642


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Page 4 of 6
         Item 1:     Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:    Item 8:
                                                                        Investment Discr             Voting Authority

                                                        FAIR    UANTITY
            NAME OF               TITLE OF   CUSIP      MARKET  UNITS)    SOLE  SHARED OTHER
            ISSUER                 CLASS     NUMBER     VALUE              (A)    (B)   (C)   MANAGERS  SOLE(A) SHARED(B) OTHER(C)
           --------   ------      --------   ------     ------  -------   ------------ -----  --------  ------- --------- --------
Coca-Cola Co.                       Common   191216100     448    8,128     8,128                           8,128

Loews Corp.                         Common   540424108   1,165   13,970    13,970                          13,970

May Department Stores               Common   577778103     391   19,050    19,050                          19,050

Medtronic, Inc.                     Common   585055106   1,184   22,860    22,860                          22,860

Merrill Lynch & Co.                 Common   590188108   3,252   49,276    49,276                          49,276

Mercury Interactive Corp            Common   589405109     995    6,350     6,350                           6,350

Philip Morris Companies, Inc.       Common   718154107     733   24,892    24,892                          24,892

Merck & Co.                         Common   589331107   3,630   48,768    48,768                          48,768

USX-Marathon Group, Inc.            Common   902905827   1,139   40,132    40,132                          40,132

Microsoft Corp.                     Common   594918104   4,979   82,550    82,550                          82,550

M G I C Invt Corp Wis               Common   552848103   1,025   16,764    16,764                          16,764

Micron Technology, Inc.             Common   595112103   1,203   26,162    26,162                          26,162

Nortel Networks Corp.               Common   656568102   2,693   45,212    45,212                          45,212

Network Appliance Corp.             Common   64120L104   1,909   14,986    14,986                          14,986

Oracle Systems                      Common   68389X105   3,580   45,466    45,466                          45,466


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Page 5 of 6
         Item 1:     Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:    Item 8:
                                                                        Investment Discr             Voting Authority

                                                        FAIR    UANTITY
            NAME OF               TITLE OF   CUSIP      MARKET  UNITS)    SOLE  SHARED OTHER
            ISSUER                 CLASS     NUMBER     VALUE              (A)    (B)   (C)   MANAGERS  SOLE(A) SHARED(B) OTHER(C)
           --------   ------      --------   ------     ------  -------   ------------ -----  --------  ------- --------- --------
Occidental Petroleum Corp.          Common   674599105     344   15,748    15,748                          15,748

Paychex Inc.                        Common   704326107   1,213   23,114    23,114                          23,114

Sprint Corp. (PCS Group)            Common   852061506     178    5,080     5,080                           5,080

Pfizer, Inc.                        Common   717081103   6,620  147,320   147,320                         147,320

Rowan Companies                     Common   779382100     206    7,112     7,112                           7,112

Sears Roebuck & Co.                 Common   812387108   2,701   83,312    83,312                          83,312

Sapient Corp.                       Common   803062108     434   10,668    10,668                          10,668

Siebel Sysytems Inc.                Common   826170102   1,923   17,272    17,272                          17,272

Seagate Technologies                Common   811804103     473    6,858     6,858                           6,858

Sunoco Inc.                         Common   86764P109   1,225   45,466    45,466                          45,466

Sun Microsystems, Inc.              Common   866810104   2,105   18,034    18,034                          18,034

Safeway Inc.                        Common   786514208     237    5,080     5,080                           5,080

Sysco, Corp.                        Common   871829107     482   10,414    10,414                          10,414

A T & T Corp                        Common   001957109   2,268   77,216    77,216                          77,216

Teradyne Inc                        Common   880770102     364   10,414    10,414                          10,414


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Page 6 of 6
         Item 1:     Item 2:    Item 3:     Item 4:     Item 5:          Item 6:          Item 7:    Item 8:
                                                                        Investment Discr             Voting Authority

                                                        FAIR    UANTITY
            NAME OF               TITLE OF   CUSIP      MARKET  UNITS)    SOLE  SHARED OTHER
            ISSUER                 CLASS     NUMBER     VALUE              (A)    (B)   (C)   MANAGERS  SOLE(A) SHARED(B) OTHER(C)
           --------   ------      --------   ------     ------  -------   ------------ -----  --------  ------- --------- --------
Target Corp.                        Common   87612E106     898   35,052    35,052                          35,052

Timken Co.                          Common   887389104     170   12,446    12,446                          12,446

Torchmark Corp.                     Common   891027104   1,378   49,530    49,530                          49,530

Time Warner, Inc.                   Common   887315109   1,212   15,494    15,494                          15,494

Texaco, Inc.                        Common   881694103     987   18,796    18,796                          18,796

Unitedhealth Group Inc.             Common   91324P102   2,859   28,956    28,956                          28,956

Visteon Corp.                       Common   92839U107     211   13,970    13,970                          13,970

Veritas Software Corp.              Common   923436109     649    4,572     4,572                           4,572

Worldcom, Inc.                      Common   98157D106   2,160   71,120    71,120                          71,120

Wal-Mart Stores, Inc.               Common   931142103   1,063   22,098    22,098                          22,098

Weyerhaeuser Co.                    Common   962166104      92    2,286     2,286                           2,286

Bestfoods                           Common   08658U101     240    3,302     3,302                           3,302

Exxon Mobil Corp.                   Common   30231G102     181    2,032     2,032                           2,032
                                                         -----
Total
                                                       150,292